Operating Segment Information (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments
The following summarizes our results by segment:

	Year ended March 31, 2016
	Shooting Sports	Outdoor Products	Corporate	Total
External sales	$1,408,973	$861,761	$—	$2,270,734
Capital expenditures	24,397	10,904	9,515	44,816
Depreciation	27,772	11,181	—	38,953
Amortization of intangible assets	6,900	26,761	—	33,661
Gross profit	$376,957	$242,817	$(329)	$619,445

	Year ended March 31, 2015
	Shooting Sports	Outdoor Products	Corporate	Total
External sales	$1,353,092	$730,322	$—	$2,083,414
Capital expenditures	29,664	7,214	1,327	38,205
Depreciation	22,965	12,435	5	35,405
Amortization of intangible assets	6,900	24,246	—	31,146
Gross profit	$331,145	$200,043	$(2,267)	$528,921

	Year ended March 31, 2014
	Shooting Sports	Outdoor Products	Corporate	Total
External sales	$1,422,442	$451,477	$—	$1,873,919
Capital expenditures	31,634	8,600	—	40,234
Depreciation	16,497	8,394	—	24,891
Amortization of intangible assets	5,319	14,692	—	20,011
Gross profit	$382,971	$83,787	$545	$467,303